11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Level 1 of fair value hierarchy
Assets
Fair value - Cash	$ 58,343	$ 106,288
Fair value - Due from optionees	31,622	43,223
Fair value - Other receivables	29,096	35,636
Fair value - Property deposits	17,500	134,272
Fair value - Assets	136,561	319,419
Level 2 of fair value hierarchy
Assets
Fair value - Cash	0	0
Fair value - Due from optionees	0	0
Fair value - Other receivables	0	0
Fair value - Property deposits	0	0
Fair value - Assets	0	0
Level 3 of fair value hierarchy
Assets
Fair value - Cash	0	0
Fair value - Due from optionees	0	0
Fair value - Other receivables	0	0
Fair value - Property deposits	0	0
Fair value - Assets	0	0
Fair value - Cash	58,343	106,288
Fair value - Due from optionees	31,622	43,223
Fair value - Other receivables	29,096	35,636
Fair value - Property deposits	17,500	134,272
Fair value - Assets	$ 136,561	$ 319,419